DEFERRED REVENUE (Narrative) (Details) oz in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 03, 2017 USD ($) oz	Mar. 31, 2010	Dec. 31, 2022 CAD ($)
Disclosure Of Deferred Income [Line Items]
Advance payments from customer			$ 2.0
Gibraltar Joint Venture [Member]
Disclosure Of Deferred Income [Line Items]
Proportion of ownership interest in joint venture		75.00%	75.00%
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Upfront cash deposit received	$ 52.7
Quantity of silver deliverable | oz	5.9
Percentage of production to be delivered after threshold	35.00%